Fair Value of Financial Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	For the year ended
(in thousands)	2021	2022
Accounting and legal fees	$5,931	$10,250
Research and development	394	544
Other	237	646
Total accounts payable and accrued expenses	$6,562	$11,440

Ocean Biomedical Inc [Member]
Schedule of Fair Value of Assets and Liabilities

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Backstop Forward Purchase Agreement asset	$-	$-	$24,672	$24,672
Total	$-	$-	$24,672	$24,672

Schedule of Fair Value Backstop Forward Purchase Agreement Asset

The following table provides a roll forward of the aggregate fair values of the Company’s Backstop Forward Purchase Agreement asset, for which fair value is determined using Level 3 inputs (in thousands):

Backstop Forward Purchase Asset
Balance as of January 1, 2023	$-
Initial measurement of Backstop Forward Purchase Asset	51,606
Adjustments resulting from changes in fair value	(26,934)
Balance as of March 31, 2023	$24,672

Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Accounting and legal fees	$13,207	$10,250
Research and development	545	544
Other	1,686	646

Total accounts payable and accrued expenses	$15,438	$11,440

Ocean Biomedical Inc [Member] | Backstop Forward Purchase Agreement Asset [Member]
Schedule of Fair Value Measurements

The following table summarizes significant unobservable inputs that are included in the valuation of the backstop forward purchase asset as of March 31, 2023:

Significant Unobservable Inputs	Input Range
Share price	$6.64 - $10.34
Volatility	26.61 - 31.84%
Risk free rate	3.81 - 4.15%
Dividend yield	0.00%
Expected term until maturity (in years)	2.88 - 3